Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 3,404	$ 3,226	$ 3,192
Excise taxes	818	757	711
Cost of sales	862	858	904
Gross profit	1,724	1,611	1,577
Advertising expenses	366	350	383
Selling, general, and administrative expenses	574	539	548
Amortization expense	5	5	5
Other (income) expense, net	(76)	7	(20)
Operating income	855	710	661
Interest income	3	3	6
Interest expense	29	31	37
Income before income taxes	829	682	630
Income taxes	257	233	195
Net income	$ 572	$ 449	$ 435
Earnings per share:
Basic	$ 3.92	$ 3.03	$ 2.88
Diluted	$ 3.90	$ 3.02	$ 2.87